LONG-TERM PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM PREPAID EXPENSES [abstract]
Schedule of long-term prepaid expenses
	2019		2020
	RMB’000		RMB’000

At January 1
Cost	118,944		129,575
Accumulated amortization	(72,330)		(88,768)
Net book amount	46,614		40,807

Year ended December 31
Opening net book amount		46,614		40,807
Additions		10,631		22,422
Amortization		(16,438)		(19,340)
Closing net book amount		40,807		43,889

At December 31
Cost		129,575		151,997
Accumulated amortization		(88,768)		(108,108)
Net book amount		40,807		43,889